Segments - Schedule of Other Financial Information Regarding The Company’s Operating Segment (Parentheticals) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Other Financial Information Regarding The Company SOperating Segment Abstract
Related parties amounts	$ 2,400	$ 2,530